Subsequent Events (Details Narrative) - USD ($)						1 Months Ended		2 Months Ended	6 Months Ended
	Jul. 25, 2025	May 22, 2025	Dec. 03, 2024	Nov. 28, 2023	Mar. 06, 2023	Dec. 31, 2024	Mar. 31, 2023	Aug. 31, 2025	Jun. 30, 2025	Aug. 05, 2025	Jul. 24, 2025	Jul. 03, 2025	Jul. 01, 2025	May 31, 2025	May 16, 2025	May 05, 2025	Apr. 08, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 07, 2025	Mar. 06, 2025	Feb. 05, 2025	Jan. 04, 2025	Dec. 31, 2023	Oct. 31, 2023	Oct. 04, 2023	Sep. 09, 2023
Subsequent Event [Line Items]
Trust account						$ 3,270,000			$ 32,670					$ 360,000					$ 3,560,000						$ 130,000	$ 130,000	$ 130,000
Promissory note						$ 4,445,458																		$ 1,757,255
Redeeming shareholders paid			2,285,056	2,180,738	6,756,695	2,285,056	6,756,695
Temporary equity, redemption price per share						$ 11.62			$ 12.81										$ 12.20					$ 10.90
Debt Instrument, Convertible, Conversion Price																					$ 10.00
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Advance received																					$ 60,000
Underwriting Agreement [Member]
Subsequent Event [Line Items]
Fee amount		$ 5,025,000
Deferred underwriting commission		4,025,000
Fee income		$ 1,000,000
Business combination shares issued		4,187,500
June Two Thousand And Twenty Five Special Meeting [Member]
Subsequent Event [Line Items]
Redeeming shareholders paid									204,910
Temporary equity, redemption price per share									$ 12.77
Third Party [Member]
Subsequent Event [Line Items]
Promissory note									$ 450,000										$ 30,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits										$ 10,890		$ 10,890				$ 60,000	$ 60,000
Trust account										$ 21,780		$ 21,780		$ 360,000	$ 120,000
Tax withdrawal from the trust account								$ 178,491
Outstanding loans																				$ 2,000,000	$ 2,000,000
Debt Instrument, Convertible, Conversion Price																				$ 10.00	$ 10.00
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Advance received																					$ 60,000
Subsequent Event [Member] | Three Tranches [Member]
Subsequent Event [Line Items]
Deposits																					60,000	$ 60,000	$ 60,000
Trust account																					$ 180,000	$ 180,000	$ 180,000
Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Fee amount		$ 5,025,000
Deferred underwriting commission		4,025,000
Fee income		$ 1,000,000
Business combination shares issued		4,187,500
Subsequent Event [Member] | June Two Thousand And Twenty Five Special Meeting [Member]
Subsequent Event [Line Items]
Redeeming shareholders paid	2,617,281
Temporary equity, redemption price per share	$ 12.77										$ 12.66
Redeeming shareholders paid	$ 2,594,214
Recovery amount	$ 23,067
Recovery per share amount	$ 0.11
Subsequent Event [Member] | Third Party [Member]
Subsequent Event [Line Items]
Amount withdrawn from promissory note													$ 200,000					$ 270,000
Promissory note													$ 650,000					$ 300,000